Stockholders' Equity (Assumptions) (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Options to purchase common stock
Fair value assumptions
Estimated dividend yield (as a percent)	0.00%	0.00%	0.00%
Weighted-average expected stock price volatility (as a percent)	79.10%	75.70%
Weighted-average risk-free interest rate (as a percent)	1.50%	1.80%
Weighted-average expected life of option (in years)	6 years 2 months 12 days	6 years 2 months 19 days
Weighted-average fair value per option (in dollars per share)	$ 5.09	$ 5.09
Options granted (in shares)	1,101,958		0
The Purchase Plan
Fair value assumptions
Estimated dividend yield (as a percent)	0.00%	0.00%
Weighted-average expected stock price volatility (as a percent)	66.40%	62.50%
Weighted-average risk-free interest rate (as a percent)	0.40%	0.10%
Weighted-average expected life of option (in years)	6 months	6 months